Fair Value Measurements and Hedging	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements and Hedging

18.       Fair Value Measurements and Hedging:

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The same guidance requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities;

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3: Unobservable inputs that are not corroborated by market data.

In addition, ASC 815, “Derivatives and Hedging” requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the balance sheet.

18.       Fair Value Measurements and Hedging - (continued):

Fair value on a recurring basis:

Interest rate swaps:

The Company from time to time enters into interest rate derivative contracts to manage interest costs and risk associated with changing interest rates with respect to its variable interest loans and credit facilities.

During the year ended December 31, 2020, the Company entered into various interest rate swaps with ING, DNB, SEB, Citibank Europe PLC (“Citi”), Piraeus Bank and Alpha Bank S.A. to convert a portion of its debt from floating to fixed rate. In addition, during the year ended December 31, 2021, the Company early terminated certain of those interest rate swaps that were in effect as of December 31, 2020 and entered into a new interest rate swap agreement with the National Bank of Greece (“NBG”), SEB and ABN AMRO Bank. During the years ended December 31, 2022 and 2023 some of these interest rate swaps were early terminated or expired. The following table summarizes the interest rate swaps in place as of December 31, 2023.

Counterparty	Trading Date	Inception	Expiry	Fixed Rate	Initial Notional	Current Notional
ING	Mar-20	Mar-20	Mar-26	0.7000%	$ 29,960	$ 21,935
ING	Mar-20	Apr-20	Oct-25	0.7000%	$ 39,375	$ 26,250
SEB	Mar-20	Apr-20	Jan-25	0.7270%	$ 58,885	$ 42,687
Citi	Jun-20	Aug-20	May-24	0.1293%	$ 56,075	$ 39,206
Citi	Jun-20	Aug-20	May-24	0.3380%	$ 31,350	$ 21,860
Citi	Jun-20	Sep-20	Mar-24	0.2890%	$ 33,390	$ 25,352
ING	Jul-20	Jul-20	Jul-26	0.3700%	$ 70,000	$ 32,083
SEB	Feb-21	Apr-21	Jan-26	0.4525%	$ 37,050	$ 17,550

The above interest rate swaps were designated and qualified as cash flow hedges while they are in effect, with the exception of those swaps that have been entered with Citi (the swaps with current notional amount of $86,418) which were de-designated from cash flow hedge on December 31, 2023 since they no longer meet the hedging relationship criteria. The effective portion of the unrealized gains/losses from those swaps is recorded in Other Comprehensive Income / (Loss). No portion of the cash flow hedges was ineffective during the years ended December 31, 2021, 2022 and 2023.

A gain of approximately $2,133 in connection with the interest rate swaps is expected to be reclassified into earnings during the year ending December 31, 2024 when realized.

18.       Fair Value Measurements and Hedging - (continued):

Fair value on a recurring basis – (continued):

Foreign Currency Forward Contracts:

During 2023, the Company entered into six foreign currency forward contracts with maturities from April 2024 to September 2024, pursuant to which the Company will pay USD and receive AUD at an aggregate notional amount of AUD 8,040,000. These contracts were designated and qualified as cash flow hedges. The effective portion of the unrealized gains/(losses) from those contracts is recorded in Other Comprehensive Income / (Loss). As of December 31, 2023, the fair value of the derivative contracts was $267 with such amount being reflected within Other Comprehensive Income / (Loss) and a gain of $267 in connection with the foreign currency exchange contracts is expected to be reclassified into earnings during the year ending December 31, 2024 when realized.

Forward Freight Agreements (“FFAs”) and Bunker Swaps:

During the years ended December 31, 2021, 2022 and 2023, the Company entered into a certain number of FFAs and options for FFAs on the Capesize, Panamax and Supramax indices. The results of the Company’s FFAs during the years ended December 31, 2021, 2022 and 2023 and the valuation of the Company’s open position as at December 31, 2022 and 2023 are presented in the tables below.

During the years ended December 31, 2021, 2022 and 2023, the Company entered into a certain number of bunker swaps. The results of the Company’s bunker swaps during the years ended December 31, 2021, 2022 and 2023 and the valuation of the Company’s open position as at December 31, 2022 and 2023 are presented in the tables below

The amount of Gain/(loss) on forward freight agreements and bunker swaps, net and on interest rate swaps recognized in the consolidated income statements are analyzed as follows:

	Years ended December 31,
	2021	2022	2023
Consolidated Statement of Operations
Gain/(loss) on interest rate swaps, net
Gains/(loss) of de-designated accounting hedging relationship	-	-	(3,539)
Total Gain/(loss) on interest rate swaps, net	$-	$-	$(3,539)

Interest and finance costs
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 8)	(2,351)	10,044	21,786
Total Gain/(loss) recognized	$(2,351)	$10,044	$21,786

Gain/(loss) on forward freight agreements and bunker swaps, net
Realized gain/(loss) on forward freight agreements and freight options	1,308	1,165	1,923
Realized gain/(loss) on bunker swaps	748	(5,198)	6,403
Unrealized gain/(loss) on forward freight agreements and freight options	1,802	(1,398)	(5,975)
Unrealized gain/(loss) on bunker swaps	(294)	3,980	(3,687)
Total Gain/(loss) recognized	$3,564	$(1,451)	$(1,336)

18.       Fair Value Measurements and Hedging - (continued):

Fair value on a recurring basis – (continued):

The following table summarizes the valuation of the Company’s derivative financial instruments as of December 31, 2022 and 2023, based on Level 1 quoted market prices in active markets.

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
		December 31, 2022		December 31, 2023
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Forward freight agreements - current	Derivatives, current asset portion	$191	$-	$-	$-
Bunker swaps - current	Derivatives, current asset portion	3,688	-	-	-
Total		$3,879	$-	$-	$-
LIABILITIES
Forward freight agreements - current	Derivatives, current asset portion	$-	$-	$5,784	$-
Total		$-	$-	$5,784	$-

Certain of the Company’s derivative financial instruments discussed above require the Company to periodically post additional collateral depending on the level of any open position under such financial instruments, which as of December 31, 2022 and 2023 amounted to $2,199 and $13,496, respectively, and are included within “Restricted cash, current” in the consolidated balance sheets.

18.       Fair Value Measurements and Hedging - (continued):

Fair value on a recurring basis – (continued):

The following table summarizes the valuation of the Company’s derivative financial instruments as of December 31, 2022 and 2023, based on Level 2 observable market based inputs or unobservable inputs that are corroborated by market data.

		Significant Other Observable Inputs (Level 2)
		December 31, 2022		December 31, 2023
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
Interest rate swaps - current	Derivatives, current asset portion	$1,665	$20,041	$1,356	$4,682
Foreign exchange forward contracts - current	Derivatives, current asset portion	-	-	-	267
Interest rate swaps - non-current	Derivatives, non-current asset portion	798	7,868	-	2,533
Total		$2,463	$27,909	$1,356	$7,482

Fair value on a non-recurring basis:

As of December 31, 2023, the carrying value of two of the vessels, which were still part of the Company’s fleet, was written down to their fair value, as determined by reference to their agreed or marketed sale prices (Level 2) as depicted in the below table.

Long-lived assets held and used	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment loss
Held for sale	$-	$23,000	$-	$4,312
Vessels, net	-	19,400	-	5,826
Total	$-	$42,200	-	$10,138